Federated Hermes Institutional High Yield Bond Fund
A Portfolio of Federated Hermes Institutional Trust
CLASS A SHARES (TICKER FIHAX)
CLASS C SHARES (TICKER FIHCX)
INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED DECEMBER 31, 2022
Effective September 6, 2023, Steven J. Wagner no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Mr. Wagner. Mark E. Durbiano continues to manage the Fund.
1. Effective September 6, 2023, Kathryn P. Glass and Thomas Scherr will also serve as portfolio managers of the Fund. Accordingly, under “Fund Summary Information” in the sub-section “Fund Management,” please add the following:
“Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
“Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
September 6, 2023

Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456217 (9/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund
A Portfolio of Federated Hermes Institutional Trust
CLASS A SHARES (TICKER FIHAX)
CLASS C SHARES (TICKER FIHCX)
INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 2022
Effective September 6, 2023, Steven J. Wagner no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Mr. Wagner. Mark E. Durbiano continues to manage the Fund.
1. Effective September 6, 2023, Kathryn P. Glass and Thomas Scherr will also serve as portfolio managers of the Fund. Accordingly, under “Fund Summary Information” in the sub-section “Fund Management,” please add the following:
“Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
“Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.”
2. Effective September 6, 2023, under the Prospectus section “Who Manages the Fund?” in the sub-section “Portfolio Management Information,” please add the following:
“Kathryn P. Glass
Kathryn P. Glass, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.
Ms. Glass is responsible for providing research and advice on security selection. She has been with the Adviser or an affiliate since 1999, has worked in investment management since 1999, and has managed investment portfolios since 2014. Education: B.A., University of Pittsburgh; M.A., Cornell University; M.S.I.A., Carnegie Mellon University.”
“Thomas Scherr
Thomas Scherr, CFA, Portfolio Manager, has been the Fund’s portfolio manager since September of 2023.
Mr. Scherr is responsible for providing research and advice on security selection. He has been with the Adviser or an affiliate since 2006, has worked in investment management since 2006, and has managed investment portfolios since 2014. Education: B.S., Lehigh University; M.B.A., Carnegie Mellon University.”
September 6, 2023

Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456218 (9/23)
© 2023 Federated Hermes, Inc.

Federated Hermes Institutional High Yield Bond Fund
A Portfolio of Federated Hermes Institutional Trust
CLASS A SHARES (TICKER FIHAX)
CLASS C SHARES (TICKER FIHCX)
INSTITUTIONAL SHARES (TICKER FIHBX)
CLASS R6 SHARES (TICKER FIHLX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2022
Effective September 6, 2023, Steven J. Wagner no longer serves as a portfolio manager of the Fund. Accordingly, please remove all references to Mr. Wagner. Mark E. Durbiano continues to manage the Fund.
1. Effective September 6, 2023, Kathryn P. Glass and Thomas Scherr will also serve as portfolio managers of the Fund. Accordingly, please add the following under “Who Manages and Provides Services to the Fund?,” in the sub-section “Portfolio Manager Information”:
“The following information is provided as of July 31, 2023.
Kathryn P. Glass, Portfolio Manager
Types of Accounts Managed by Kathryn P. Glass	Total Number of Additional Accounts Managed/Total Assets	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	2/$580.0 million	0/$0
Other Pooled Investment Vehicles	1/$7.4 million	0/$0
Other Accounts	2/$17.2 million	0/$0
Dollar value range of shares owned in the Fund: None.
Kathryn P. Glass is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s benchmark (i.e., Bloomberg US Corporate High Yield 2% Issuer Capped Index) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Ms. Glass is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the fund or other accounts for which Ms. Glass is responsible when her compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to certain other accounts and is greater than or equal to the weighting assigned to certain other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Ms. Glass’s IPP score is based on the performance of the accounts for which she provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).

Thomas Scherr, Portfolio Manager
Types of Accounts Managed by Thomas Scherr	Total Number of Additional Accounts Managed/Total Assets	Additional Accounts/Assets Managed that are Subject to Advisory Fee Based on Account Performance
Registered Investment Companies	1/$452.1 million	0/$0
Other Pooled Investment Vehicles	2/$185.6 million	0/$0
Other Accounts	1/$833.3 million	1/$141.1 million
Dollar value range of shares owned in the Fund: None
Thomas Scherr is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio managers’ experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis versus the Fund’s benchmark (i.e., Bloomberg US Corporate High Yield 2% Issuer Capped Index) and versus the Fund’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Scherr is also a portfolio manager for other accounts. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the other accounts for which they are responsible when their compensation is calculated may be equal or can vary. A portion of the IPP score is based on Federated Hermes’ senior management’s assessment of team contributions.
For purposes of calculating the annual incentive amount, each account managed by the portfolio manager currently is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP currently is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups. At the account level, the weighting assigned to the Fund is lesser than or equal to the weighting assigned to certain other accounts and is greater than or equal to the weighting assigned to certain other accounts used to determine IPP (but can be adjusted periodically). Additionally, a portion of Mr. Scherr’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).”
September 6, 2023

Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-756
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456214 (9/23)
© 2023 Federated Hermes, Inc.